INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Allowance for doubtful accounts	$ 1,338	$ 5,119
Accrued payroll	1,107	942
Valuation allowance	(381)
Deferred tax assets - current	2,064	6,061
Depreciation of property and equipment	689	683
Amortization of intangible assets and concession fees	4,440	1,524
Taxable loss arising from a disposal of an equity method investment	217	215
Net operating loss carry forwards	11,063	12,255
Valuation allowance	(8,062)	(8,914)
Deferred tax assets - non-current	8,347	5,763
Acquired intangible assets	380	3,800
Total deferred tax liabilities	$ 380	$ 3,800